Risks Arising from Financial Instruments - Summary of Foreign Exchange Risk on Operating Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Euro to Canadian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	$ (39)	$ (32)
Total hedges	39	32
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(187)	(275)
Total hedges	182	246
Open position	(5)	(29)
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(239)	(82)
Total hedges	213	110
Open position	(26)	28
Euro to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure		(58)
Total hedges		68
Open position		10
Euro to South African Rand [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(90)	(84)
Total hedges	52	84
Open position	(38)
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(51)	(53)
Total hedges	59	44
Open position	8	(9)
Euro to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure		(58)
Open position		(58)
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(415)	(271)
Total hedges	404	425
Open position	(11)	154
Mexican peso to chinese yuan [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(216)
Total hedges	199
Open position	(17)
Mexican peso to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(300)
Total hedges	301
Open position	1
Pound Sterling to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(34)	(87)
Total hedges	34	128
Open position		41
Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure		(40)
Total hedges		40
US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(573)	(678)
Total hedges	484	678
Open position	(89)
US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(209)	(469)
Total hedges	209	192
Open position		(277)
US Dollar to Bolivian Boliviano [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(76)	(20)
Total hedges	76	20
US Dollar to Brazilian Real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,303)	(1,184)
Total hedges	1,223	1,184
Open position	(80)
US Dollar to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(362)	(306)
Total hedges	286	306
Open position	(76)
US Dollar to Chilean Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(156)	(324)
Total hedges	155	324
Open position	1
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(201)	(303)
Total hedges	249	134
Open position	48	(169)
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(287)	(319)
Total hedges	219	195
Open position	(68)	(124)
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(80)	(157)
Total hedges	78	145
Open position	(2)	(12)
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,151)	(1,143)
Total hedges	1,082	873
Open position	(69)	(270)
US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure		(172)
Open position		(172)
US Dollar to Paraguayan Guarani [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(177)	(108)
Total hedges	166	108
Open position	(11)
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(157)	(255)
Total hedges	149	154
Open position	(8)	(101)
US Dollar to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure		(45)
Total hedges		30
Open position		(15)
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(80)	(72)
Total hedges	83	66
Open position	3	(6)
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(114)	(20)
Total hedges	128	60
Open position	14	40
US Dollar to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure		(18)
Open position		(18)
US Dollar to Uruguayan Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(40)	(57)
Total hedges	41	57
Open position	1
Other currency [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(321)	(124)
Total hedges	264	104
Open position	$ (57)	$ (20)